Risk Management (Details) - Schedule of Security Interests, Collateral, or Credit Improvements - Credit Risk - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	$ 44,155,063	$ 42,064,006
Properties/mortgages | Non-impaired financial assets
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	25,754,814	27,463,548
Properties/mortgages | Impaired financial assets
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	3,358,646	3,162,938
Investments and others | Non-impaired financial assets
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	14,682,932	11,083,172
Investments and others | Impaired financial assets
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	$ 358,671	$ 354,348